Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Management Fee	$ 5.0	$ 5.0	$ 5.0